Acquisitions Acquisition of CCS and WC (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2018	Sep. 25, 2018
Business Acquisition [Line Items]
Goodwill	$ 37,373						$ 37,373		$ 40,257	$ 3,020	$ 3,020
Revenue	422,022			$ 279,279			940,793	$ 503,487	779,343	454,949	602,665
Net loss	12,609	$ 6,208	$ (22,889)	5,736	$ 4,915	$ (17,392)	(4,072)	(6,741)	4,244	16,525	$ 65,538
Business Acquisition, Pro Forma Revenue	422,022			446,557			940,793	948,543	1,257,616	997,018
Business Acquisition, Pro Forma Net Income (Loss)	$ 12,609			$ 6,016			$ (4,072)	$ (15,448)	$ (840)	$ 5,792
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.37			$ 0.25			$ (1.44)	$ (0.77)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 0.24			$ 0.24			$ (1.44)	$ (0.77)
CCS [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents													$ 6,413
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables													58,041
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Costs and Estimated Earnings in Excess of Billings													9,512
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets													1,813
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment													59,952
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Customer Relationships													19,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles Backlog													8,400
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles Tradename													8,900
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets													(2,361)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets													134
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accounts Payable and Accrued													(25,219)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Billings in excess of costs and estimated earnings on contracts													(14,194)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other													(52,257)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Capital Lease Obligation													(1,124)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities													(704)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net													76,806
Goodwill													29,773
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net													$ 106,579
Goodwill, Nondeductible Portion, Amount	$ 2,900						$ 2,900
Revenue	81,248			$ 5,600			211,117	$ 5,600
Net loss	2,707			0			616	0
William Charles [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents												$ 6,641
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables												69,740
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Costs and Estimated Earnings in Excess of Billings												16,095
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets												7,999
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment												47,899
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Customer Relationships												7,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles Backlog												5,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles Tradename												4,500
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets												0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets												75
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accounts Payable and Accrued												(60,962)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Billings in excess of costs and estimated earnings on contracts												(14,810)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other												(15,672)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Capital Lease Obligation												0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities												(907)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net												73,098
Goodwill												4,581
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net												$ 77,679
Revenue	84,033			0			198,879	0
Net loss	$ 7,308			$ 0			$ 7,359	$ 0